Document and Entity Information	Dec. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Entity Central Index Key	0000736913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	May 01, 2018